Financial Instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Instruments
27.	FINANCIAL INSTRUMENTS
27.1 Accounting classification and fair value of financial instruments
See accounting policy in Note 2.3.3.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an unforced transaction between market participants on the measurement date, in the principal market or, in its absence, in the most advantageous market to which the Company has access on this date.
The fair value of the Company’s financial assets and liabilities was determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to generate estimates of fair values. Consequently, the estimates presented below are not necessarily indicative of the amounts that might be realized in the current market exchange. The use of different assumptions and/or methodologies could have a material effect on the estimated realizable values.
The carrying amounts of cash and cash equivalents, accounts receivable, customer financing, other financial assets and liabilities approximate at their fair values.
The methods below were used to estimate the fair value of other class of financial instruments for which fair value is adopted:
Financial investments:
discounted cash flow and market multiple.
Derivative financial instruments and warrants:
see Note 8.
Loans and financing:
The fair value of bonds is the unit price on the last trading day at the end of the reporting period multiplied by the quantity issued.
For other loans and financing, fair value is based on the amount of contractual cash flows and the discount rate used is based on the rate for contracting a new transaction in similar conditions or in the lack thereof, on the future curve for the flow of each obligation.
When measuring the fair value of a financial instrument, the Company uses observable market data as much as possible. Fair values are classified into different levels in a hierarchy based on the information (inputs) used in valuation techniques, being:
Level
 1
: quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company may have access to on the measurement date.
Level
 2:
information, other than quoted prices included in Level 1, that is observable by the market for the asset or liability directly (prices) or indirectly (derived from prices).
Level
 3:
inputs, for the asset or liability, that are not based on market observable data.
There were no transfers between levels in 2023 and 2022.

The following tables show the carrying amount and fair values of financial instruments, including their levels in the fair value hierarchy. It does not include fair value information for financial instruments not measured at fair value if the carrying amount is a reasonable approximation of fair value.

12.31.2023		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value	FVPL	FVOCI	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total fair value

Assets
Cash and cash equivalents	5	1,629.2	—	—	—	—	1,629.2	—	—	—	—
Financial investments	6
Public securities		66.6	—	—	—	—	66.6	—	—	—	—
Private securities		105.1	—	41.3	—	—	146.4	—	41.3	—	41.3
Investment funds		—	—	27.4	—	—	27.4	—	27.4	—	27.4
Fixed-term deposit		—	—	—	350.5	—	350.5	—	350.5	—	350.5
Others		—	—	100.8	—	—	100.8	—	—	100.8	100.8
Trade accounts receivable, net	7	221.0	—	—	—	—	221.0	—	—	—	—
Derivative financial instruments	8	—	—	17.5	—	—	17.5	—	17.5	—	17.5
Other assets		73.2	—	—	—	—	73.2	—	—	—	—
Customer and commercial financing	9	41.6	—	21.2	—	—	62.8	—	12.4	8.8	21.2

		2,136.7	—	208.2	350.5	—	2,695.4	—	449.1	109.6	558.7

Liabilities
Loans and financing	19	2,886.4	2,812.3	—	—	—	2,886.4	1,843.0	969.3	—	2,812.3
Trade accounts payable	17	787.0	—	—	—	—	787.0	—	—	—	—
Trade accounts payable supplier finance	18	37.6	—	—	—	—	37.6	—	—	—	—
Accounts payable	21	372.6	—	—	—	15.1	387.7	—	—	15.1	15.1
Lease liabilities	20.1	96.0	—	—	—	—	96.0	—	—	—	—
Derivative financial instruments	8	—	—	125.2	—	—	125.2	11.3	113.9	—	125.2

		4,179.6	2,812.3	125.2	—	15.1	4,319.9	1,854.3	1,083.2	15.1	2,952.6

12.31.2022		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value	FVPL	FVOCI	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total fair value

Assets
Cash and cash equivalents	5	1,816.9	—	—	—	—	1,816.9	—	—	—	—
Financial investments	6
Public securities		66.7	—	—	—	—	66.7	—	—	—	—
Private securities		105.0	—	—	—	—	105.0	—	—	—	—
Investment funds		—	—	22.8	—	—	22.8	—	22.8	—	22.8
Fixed-term deposit		178.8	—	—	194.6	—	373.4	—	194.6	—	194.6
Others		—	—	96.5	—	—	96.5	—	—	96.5	96.5
Trade accounts receivable, net	7	205.2	—	—	—	—	205.2	—	—	—	—
Derivative financial instruments	8	—	—	11.1	—	—	11.1	—	11.1	—	11.1
Other assets		60.3	—	—	—	—	60.3	—	—	—	—
Customer and commercial financing	9	101.2	—	—	—	—	101.2	—	—	—	—

		2,534.1	—	130.4	194.6	—	2,859.1	—	228.5	96.5	325.0

Liabilities
Loans and financing	19	3,196.8	3,111.0	6.4	—	—	3,203.2	2,595.8	521.6	—	3,117.4
Trade accounts payable	17	739.5	—	—	—	—	739.5	—	—	—	—
Trade accounts payable supplier finance	18	27.5	—	—	—	—	27.5	—	—	—	—
Accounts payable	21	340.0	—	—	—	31.0	371.0	—	—	31.0	31.0
Lease liabilities	21.1	71.0	—	—	—	—	71.0	—	—	—	—
Derivative financial instruments	8	—	—	97.5	—	—	97.5	7.7	89.8	—	97.5

		4,374.8	3,111.0	103.9	—	31.0	4,509.7	2,603.5	611.4	31.0	3,245.9

The information (inputs) applied in the valuation techniques used to measure the fair value of Republic Airways’ shares (Note 6) and Tempest put options (Note 21) were classified as Level 3.
In 2023, Management revised the valuation technique adopted to measure the fair value of Republic Airways shares and concluded that changing from an income approach (discounted cash flow) to a market approach would result in more adequate information.
Thus, the market comparison valuation technique (market approach) was used to measure the fair value of Republic Airways’ shares. This valuation model considers the average market multiple Enterprise Value / Earnings Before Interest, Taxes, Depreciation, and Amortization (“EV/EBITDA”) of companies comparable to Republic Airways.
In the measurement of Republic Airways’ enterprise value Earnings Before Financial Results, Taxes, Depreciation, and Amortization (Adjusted EBITDA) was adopted. The estimate is adjusted for Republic Airways’ net debt and the effect of not actively trading the shares. The significant unobservable inputs are:

•	Average market multiple.

•	Discount for lack of marketability.

To measure the fair value of Tempest’s put options, the valuation technique used is discounted cash flow method (income approach). This valuation model considers the present value of the free cash flows expected to be generated by the evaluated company, taking into account a terminal value that is calculated based on a perpetuity with a certain cash flow growth.
Free cash flows are discounted at a rate calculated by the weighted average cost of capital (“WACC”). The significant unobservable inputs are:

•	Cash flow growth rate in perpetuity.

•	Discount rate (WACC).
Below, the reconciliation of the opening balances with the ending balances of Level 3 fair value measurements:

	Assets	Liabilities
At 12.31.2021	109.4	17.1

Fair value adjustment	0.8	12.8
Exchange variation	(6.3)	1.1

At 12.31.2022	103.9	31.0

Adding shares	11.5	—
Reversal	—	(17.5)
Fair value adjustment	(1.5)	(0.8)
Exchange variation	(4.3)	2.4

At 12.31.2023	109.6	15.1

Sensitivity analysis of Level 3 fair value measurements
If the possibly reasonable changes indicated below were considered in the significant unobservable inputs and other inputs were held constant, the fair value of Republic Airways’ shares and Tempest put options would be:
Republic Airways’ shares

December 31, 2023	Increase	Probable scenario	Decrease

Growth rate (6% change)	102.4	100.8	99.2
Discount rate (1% change)	103.3	100.8	98.3
Tempest put options

December 31, 2023	Increase	Probable scenario	Decrease

Growth rate (25% change)	15.6	15.1	14.7
Discount rate (4% change)	14.3	15.1	16.0
27.1.1 Financial risk management policy
The Company has and follows a risk management policy, which involves the diversification of transactions and counterparties, with the objective of identifying the risks related to the financial transactions, as well as the operational directives related to these financial transactions. The policy provides for regular monitoring and management of the nature and general situation of the financial risks in order to assess the results and the financial impact on cash flows. The credit limits and risk rating of the counterparties are also reviewed periodically.
The Company’s risk management policy is part of the financial management policy established by the Executive Directors and approved by the Board of Directors and provides for monitoring by a Financial Management Committee. Under this policy, the market risks are mitigated when there are no offsetting elements in the Company’s operations and when it is considered necessary to support the corporate strategy. The Company’s internal control procedures provide for consolidated monitoring and supervision of the financial results and of the impact on cash flows.
The Financial Management Committee assists the Financial Department in examining and reviewing information in relation to the economic scenario and its potential impact on the Company’s operations, including significant risk management policies, procedures, and practices.
The financial risk management policy includes the use of derivative financial instruments to mitigate the effects of interest rate fluctuations and to reduce the exposure to exchange rate risk. The use of these instruments for speculative purposes is forbidden.

27.1.2 Capital management
The Company uses capital management to ensure the continuity of its investment program and offer a return to its shareholders and benefits to its stakeholders and maintain an optimized capital structure in order to reduce costs.
The Company may review its dividends payment policy, pay back capital to the shareholders, issue new shares or sell assets in order to maintain or adjust its capital structure (to reduce indebtedness, for instance).
Liquidity and the leverage level are monitored in order to mitigate refinancing risk and to maximize the return to the shareholders. The ratio between the liquidity and the return to the shareholders may be changed pursuant to the assessment of the Board of Directors.
27.1.3 Credit risk
Credit risk is the risk of a counterparty to a transaction not meeting an obligation established in a financial instrument, or in the negotiation of sales to customers, leading to a financial loss. The Company is exposed to credit risk in its operational activities, cash held in banks and other investments in financial instruments held in financial institutions.
Cash and cash equivalents and financial investments
The credit risk of cash and cash equivalents and financial investments which is managed by the Financial Department is in accordance with the risk management policy. The credit limit of counterparties is reviewed in order to not to exceed the limits established mitigating possible losses generated by the bankruptcy of a counterparty, as well as transactions are carried out with counterparties with investment grade by risk rating agencies (
Fitch
,
Moody’s
e
Standard and Poor’s
). The Financial Management Committee assists the Financial Department in examining and reviewing operations with counterparties.
Trade accounts receivable, and contract assets with customers
The Company may incur losses on accounts receivable arising from invoicing of spare parts and services to customers. To reduce the credit risk associated with installment sales, the respective credit risk analysis is carried out which considers qualitative aspects, which include the experience of past transactions and quantitative aspects, when applicable, based on financial information, ratings from the main credit agencies, probability of default and public information available on the market. Any increased risk and/or late payment by the customer may impact the continuity of the supply of parts and services, which may make it impossible for the aircraft to operate.
The Company applies the simplified approach to measure the expected credit losses in relation to accounts receivable from customers that do not have a significant financing component (Note 7). In this measurement, balances are grouped by the period that the securities are outstanding and the expected loss factor is applied based on actual credit loss experiences for each period. This factor gradually increases as the security remains in default in the portfolio.
For receivables not overdue, the expected credit loss is calculated using the past 10 years’ experience and tracking prospective trends. As of December 31, 2023, the initially expected loss factor under the methodology was 2.2% (2022: 1.8%), except for the Commercial Aviation segment as explained below.
For Commercial Aviation customers, customer economic data is incorporated into the analysis of expected credit losses, which includes ratings assessed by the main credit agencies, in order to assertively capture prospective factors that may impact the receivables portfolio. The weighted forward-looking factor applied for these clients was 6.0% (2022: 7.6%).
The credit risk characteristic of the Company’s customers is different for the Defense & Security segment since the counterparties refer only to government entities and agencies. The risk in this case is associated with the sovereign risk of each country, especially Brazil, as well as with the continuity of strategic projects under development, for which the Company usually has the enforceable right to receive for the performance completed to date. The Company historically has not presented losses in the trade accounts receivable and contract assets balances with these counterparties.
Trade accounts receivable and contract assets are written off when there is no reasonable expectation of recovery. Indications include, among others, the inability of the debtor to participate in a plan to renegotiate its debt or possible legal actions have been exhausted.
The Company applies the general approach to measure losses due the expected credit loss on receivables recognized as customer financing. The expected credit loss is estimated based on the full term of the contracts, considering the probability of loss and credit risk of the counterparty, evaluated on a contract-by-contract
basis

and updated on each reporting date. The fair value of contractual guarantees is considered as coverage and reduction of the risk assumed, whether partially or fully, and the provision for expected credit loss calculated by the Company’s methodology.
27.1.4 Liquidity risk
This is the risk of the Company not having enough funds to honor its financial commitments as a result of a mismatch of terms or volumes of estimated receipts and payments. Projections and assumptions are established to manage the liquidity of cash in US$ and R$, in accordance with the financial management policy, based on contracts for future disbursements and receipts, and monitored periodically by the Company.
Exposure to liquidity risk
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.
For financial liabilities indexed to fixed rates, interest expenses were calculated based on the interest rate established in each contract. For financial liabilities indexed to floating rates, interest expenses were calculated based on the market forecast for each period.

	Book value	Total	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2023
Loans and financing	2,886.4	3,706.4	246.9	423.8	2,115.8	919.9
Trade accounts payable	787.0	787.0	787.0	—	—	—
Trade accounts payable supplier finance	37.6	37.6	37.6	—	—	—
Lease liabilities	96.0	95.9	13.8	29.4	31.6	21.1
Accounts payable	387.7	387.6	332.3	19.5	34.5	1.3
Derivative financial instruments	125.2	125.2	85.7	—	39.5	—

Total	4,319.9	5,139.7	1,503.3	472.7	2,221.4	942.3

Line of credit available
The
Company has a revolving credit line in the amount of US$ 650.0, maturing in October 2025. This revolving credit line, negotiated with 14 international financial institutions, when used, will be remunerated at SOFR + 1.50% p.a. or 1.85% p.a., depending on the Company’s corporate rating.
As of December 31, 2023, this credit line was not being used.
27.1.5 Market risk
Market risk is the risk that changes in market prices, such as interest rates and exchange rates, will affect the Company’s earnings or the value of its financial instruments. The Company uses derivatives to manage market risks (Note 8).
Interest rate risk
This risk arises from the possibility of the Company incurring losses on the fluctuation of floating interest rates, which might increase financial expenses, and/or decrease financial income, as well as negatively impacting the fair value of financial assets measured at fair value. The financial instruments subject to interest rate risk are:
Cash, cash equivalents and financial investments:
the Company’s policy for managing the risk of fluctuations in interest rates on financial investments is to maintain a system to measure market risk, which consists of an aggregate analysis of variety of risk factors that might affect the return of those investments.
Loans and financing:
the Company monitor financial markets with the purpose of evaluating hedge structures (derivative transactions) in compliance with the financial and risk management policy to protect its exposure risks of volatility in foreign currency and interest rates.

On December 31, 2023, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
Without derivative effect
Cash, cash equivalents and financial investments	2,190.8	94.39%	130.1	5.61%	2,320.9	100.00%
Loans and financing	2,508.1	86.90%	378.3	13.10%	2,886.4	100.00%

	Pre-fixed		Post-fixed		Total
	Amount	%	Amount	%	Amount	%
With derivative effect
Cash, cash equivalents and financial investments	2,190.8	94.39%	130.1	5.61%	2,320.9	100.00%
Loans and financing	2,508.1	86.90%	378.3	13.10%	2,886.4	100.00%
Foreign exchange rate risk
The Company’s operations most exposed to foreign exchange gains/losses are those denominated in R$ (labor costs, tax issues, local expenses, and financial investments) as well as investments in subsidiaries in currencies other than the US$.
Company policy for protection against foreign exchange risks on assets and liabilities is mainly based on seeking to maintain a balance between assets and liabilities indexed in each currency and management of foreign currency purchases and sales to ensure that, on the realization of the transactions contracted, this natural hedge will occur.
This policy minimizes the effect of exchange rate changes on assets and liabilities already contracted but does not protect against the risk of fluctuations in future results due to appreciation or depreciation of the real that can, when measured in dollars, result in an increase or reduction in the portion of costs denominated in reais.
The Company, in certain market conditions, may decide to protect possible future mismatches of expenses or revenues in other currencies in order to minimize the impact of exchange rate variations on results. To minimize the exchange rate risk on rights and obligations denominated in currencies other than the functional currency, the Company may contract transactions with derivative instruments.

Below are the amounts of financial instruments denominated in different currencies:

	12.31.2023	12.31.2022
Loans and financing
Brazilian reais	17.5	10.3
U.S. dollars	2,833.0	3,161.6
Euro	35.9	31.3

	2,886.4	3,203.2

Trade accounts payable
Brazilian reais	93.7	89.9
U.S. dollars	645.1	602.3
Euro	42.0	44.9
Other currencies	6.1	2.4

	787.0	739.5

Trade accounts payable supplier finance
Brazilian reais	18.4	7.6
U.S. dollars	19.2	19.9

	37.6	27.5

Total (1)	3,711.0	3,970.2

Cash and cash equivalents and financial investments
Brazilian reais	132.7	131.3
U.S. dollars	2,165.9	2,283.9
Euro	12.7	62.0
Other currencies	9.6	4.1

	2,320.9	2,481.3

Trade accounts receivable:
Brazilian reais	26.7	96.9
U.S. dollars	171.1	82.5
Euro	19.2	25.4
Other currencies	4.0	0.4

	221.0	205.2

Total (2)	2,541.9	2,686.5

Net exposure (1 - 2):
Brazilian reais	(29.8)	(120.4)
U.S. dollars	1,160.3	1,417.4
Euro	46.0	(11.2)
Other currencies	(7.5)	(2.1)
The Company has other financial assets and liabilities that are also influenced by foreign exchange variations that are not included in the table above. These are used to minimize exposure to the currencies presented.
27.1.6 Sensitivity analysis
The sensitivity analysis on the main financial risks related to financial instruments registered on December 31, 2023 considers probable scenarios and scenarios of variations in factors that may affect the recognized value of these instruments (positive and negative variations of 25% and 50%
in comparison probable scenarios).
The table describes the effects on monetary and exchange rate variations, as well as on financial income and expenses calculated on the accounting balances recorded on December 31, 2023 if such variations in the identified risk component occurred.
However, statistical simplifications were made to isolate the variability of the risk factors in question. Consequently, the following estimates do not necessarily represent the amounts that might be determined in future consolidated financial statements. The use of different hypotheses and/or methodologies could have a material effect on the estimates presented below.

Methodology
Considering the assumption that balances remain constant as compared to December 31, 2023, the Company calculates the interest and exchange variation differential for each of the projected scenarios.
The assessment of the amounts exposed to interest rate risk considers only the risks for the financial statement, therefore operations subject to fixed interest rates were not included. The probable scenario is supported by an average of market projections, observed through Bloomberg, for the related financial indexes and rates in a period of up to 3 months from reporting date, and positive and negative variations of 25% and 50% were applied to the indexes and rates in force as of the reporting date.
In the sensitivity analysis of derivative contracts, positive and negative variations of 25% and 50% were applied to the market yield curve (as observed in B3) as of the reporting date.
27.1.7 Interest risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2023	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	130.1	(8.2)	(4.7)	(1.2)	2.3	5.8
Loans and financing	CDI	(4.3)	0.3	0.2	—	(0.1)	(0.2)

Net impact	CDI	125.8	(7.9)	(4.5)	(1.2)	2.2	5.6

Loans and financing	SIFMA	(20.5)	0.4	0.2	—	(0.2)	(0.4)

Net impact	SIFMA	(20.5)	0.4	0.2	—	(0.2)	(0.4)

Loans and financing	SOFR	(348.3)	9.5	4.8	0.2	(4.4)	(9.1)

Net impact	SOFR	(348.3)	9.5	4.8	0.2	(4.4)	(9.1)

Loans and financing	EURIBOR	(5.2)	0.1	—	—	(0.1)	(0.1)

Net impact	EURIBOR	(5.2)	0.1	—	—	(0.1)	(0.1)

Rates considered	CDI	11.65%	5.38%	8.06%	10.75%	13.44%	16.13%
Rates considered	SOFR	5.38%	2.66%	3.99%	5.32%	6.65%	7.98%
Rates considered	Euribor	3.84%	1.95%	2.93%	3.91%	4.88%	5.86%
Rates considered	SIFMA	3.87%	1.94%	2.90%	3.87%	4.84%	5.81%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2023
27.1.8 Foreign exchange risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2023	-50%	-25%	Probable scenario	+25%	+50%
Assets
Cash, cash equivalents and financial investments	BRL	132.7	64.9	30.9	(3.0)	(36.9)	(70.8)
Other assets	BRL	310.7	151.9	72.4	(7.0)	(86.4)	(165.8)

		443.4	216.8	103.3	(10.0)	(123.3)	(236.6)
Liabilities
Loans and financing	BRL	(17.5)	(8.5)	(4.1)	0.4	4.9	9.3
Other liabilities	BRL	(412.2)	(201.5)	(96.1)	9.3	114.6	220.0

		(429.7)	(210.0)	(100.2)	9.7	119.5	229.3

Net impact		13.7	6.8	3.1	(0.3)	(3.8)	(7.3)

Exchange rate considered		4.8413	2.4750	3.7125	4.9500	6.1875	7.4250

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2023

27.1.9 Derivatives contracts

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2023	-50%	-25%	Probable scenario	+25%	+50%
Derivative designated as hedge accounting
Hedge designated as cash flow (**)	US$/R$	8.9	123.0	54.8	(4.1)	(51.6)	(112.8)
Other derivatives
Foreign exchange option	EUR/US$	(0.1)	(3.8)	(0.8)	2.3	5.4	8.4
Equity SWAP	Price - Embraer Share	8.5	(45.0)	(23.6)	(2.3)	19.1	40.5
EVE Warrants	Price - EVE share	(125.0)	78.0	44.6	—	(71.2)	(153.5)

Total		(107.7)	152.2	75.0	(4.1)	(98.3)	(217.4)

Rate considered	CDI	11.65%	5.38%	8.06%	10.75%	13.44%	16.13%
Rate considered	US$/R$	4.8413	2.4750	3.7125	4.9500	6.1875	7.4250
Rate considered	EUR/US$	1.1050	0.5500	0.8250	1.1000	1.3750	1.6500
Rate considered	Price - Embraer Share	22.3900	11.1950	16.7925	22.3900	27.9875	33.5850
Rate considered	Price - EVE share	7.3200	3.6600	5.4900	7.3200	9.1500	10.9800

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2023
(**)	Effects on profit or loss for fair value hedges and equity for cash flow hedges